Issued Capital and Reserves - Summary of Detailed Information of Ordinary Share Capital (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Beginning balance	£ (14,971)	£ 40,256	£ 32,771
Issued during the year		16,937
Ending balance	88,002	(14,971)	40,256
Beginning balance	161,785
Ending balance	247,460	161,785
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	161,785	121,684	118,492
Issued during the year		18,715
Ending balance	247,460	161,785	121,684
Beginning balance	161,785	121,684	118,492
Issued for public offering	85,909
Ending balance	247,460	161,785	121,684
Transaction Costs [Member] | Share premium [member]
Disclosure of classes of share capital [line items]
Transaction costs for issued share capital	£ (234)	(1,307)	(761)
Private Placement [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issued for public offering		15,244
Conversion of Loan Note [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issued for public offering		21,386	£ 3,953
Securities Purchase Agreement [Member] | Aspire Capital One [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issued for public offering		2,511
Securities Purchase Agreement [Member] | Aspire Capital Two [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issued for public offering		£ 2,267
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and fully paid, Beginning balance	338,953,141	97,959,622	71,240,272
Issued	245,955,098
Ordinary shares issued and fully paid, Ending balance	584,908,239	338,953,141	97,959,622
Ordinary shares [member] | OncoMed [member]
Disclosure of classes of share capital [line items]
Issued			24,783,320
Ordinary shares [member] | Private Placement [member]
Disclosure of classes of share capital [line items]
Issued		89,144,630
Ordinary shares [member] | Conversion of Loan Note [member]
Disclosure of classes of share capital [line items]
Issued		125,061,475	1,936,030
Ordinary shares [member] | Conversion of Warrants [member]
Disclosure of classes of share capital [line items]
Issued		239,179
Ordinary shares [member] | Securities Purchase Agreement [Member] | Aspire Capital One [member]
Disclosure of classes of share capital [line items]
Issued		14,295,520
Ordinary shares [member] | Securities Purchase Agreement [Member] | Aspire Capital Two [member]
Disclosure of classes of share capital [line items]
Issued		12,252,715
Ordinary share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	£ 1,017	£ 294	£ 214
Issued during the year	738
Ending balance	£ 1,755	1,017	294
Ordinary share capital [member] | OncoMed [member]
Disclosure of classes of share capital [line items]
Issued during the year			74
Ordinary share capital [member] | Private Placement [member]
Disclosure of classes of share capital [line items]
Issued during the year		267
Ordinary share capital [member] | Conversion of Loan Note [member]
Disclosure of classes of share capital [line items]
Issued during the year		375	£ 6
Ordinary share capital [member] | Conversion of Warrants [member]
Disclosure of classes of share capital [line items]
Issued during the year		1
Ordinary share capital [member] | Securities Purchase Agreement [Member] | Aspire Capital One [member]
Disclosure of classes of share capital [line items]
Issued during the year		43
Ordinary share capital [member] | Securities Purchase Agreement [Member] | Aspire Capital Two [member]
Disclosure of classes of share capital [line items]
Issued during the year		£ 37